Related Party Balances, Transactions and Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Due from Related Parties	Due from Related Party

	2017	2018	2018
	Rmb	Rmb	US$
Due from:
Master Glory Group Limited	154	163	24

	154	163	24